Number of Stock Options Outstanding and Exercisable (Detail) (CAD) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number of options	3,360,483	[1]
Options outstanding, Weighted average years to expiration	6 years 6 months	[1]
Options outstanding, Weighted average exercise price	77.15	[1]
Options outstanding, Aggregate intrinsic value	280	[1]
Options exercisable, Number of options	1,626,637	[1]
Options exercisable, Weighted average exercise price	60.43	[1]
Options outstanding, Aggregate intrinsic value	162	[1]
Range of exercise prices from $32.50 - $65.47
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of option exercise prices, minimum	32.50
Range of option exercise prices, maximum	65.47
Options outstanding, Number of options	1,130,230
Options outstanding, Weighted average years to expiration	4 years 2 months 12 days
Options outstanding, Weighted average exercise price	54.05
Options outstanding, Aggregate intrinsic value	120
Options exercisable, Number of options	1,130,230
Options exercisable, Weighted average exercise price	54.05
Options outstanding, Aggregate intrinsic value	120
Range of exercise prices from $65.48 - $74.93
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of option exercise prices, minimum	65.48
Range of option exercise prices, maximum	74.93
Options outstanding, Number of options	920,400
Options outstanding, Weighted average years to expiration	7 years 1 month 6 days
Options outstanding, Weighted average exercise price	72.82
Options outstanding, Aggregate intrinsic value	81
Options exercisable, Number of options	431,400
Options exercisable, Weighted average exercise price	72.18
Options outstanding, Aggregate intrinsic value	38
Range of exercise prices from $74.94 - $159.62
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of option exercise prices, minimum	74.94
Range of option exercise prices, maximum	159.62
Options outstanding, Number of options	1,309,853
Options outstanding, Weighted average years to expiration	8 years 1 month 6 days
Options outstanding, Weighted average exercise price	100.11
Options outstanding, Aggregate intrinsic value	79
Options exercisable, Number of options	65,007
Options exercisable, Weighted average exercise price	93.47
Options outstanding, Aggregate intrinsic value	4

[1]	As at December 31, 2013, the total number of in-the-money stock options outstanding was 3,360,483 with a weighted-average exercise price of $77.15. The weighted-average years to expiration of exercisable stock options is 4.7 years.